Derivative financial instruments - Derivative financial instruments and underlying hedged items (Details) R$ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($) T BRL (R$)	Dec. 31, 2018 USD ($) T BRL (R$)	Nov. 30, 2018 BRL (R$)	Nov. 30, 2018 USD ($)	Dec. 31, 2017 USD ($)
Fair value by strategy
Fair value	$ (2,294)	$ (3,017)			$ (3,260)
Current assets	4,835	7,385
Non-current assets	14,689	3,820
Current liabilities	(8,276)	(8,662)
Non-current liabilities	(13,542)	(5,560)
Aripuana
Fair value by strategy
Nominal			1,057,000	294,000
Hedging programs for mismatches of quotational periods
Fair value by strategy
Fair value	$ (713)	$ (557)
Hedging programs for mismatches of quotational periods | Zinc forward
Fair value by strategy
Nominal | T	258,220	261,020
Fair value	$ (713)	$ (557)
Hedging programs for sales of zinc at fixed price
Fair value by strategy
Fair value	$ (1,043)	$ (858)
Hedging programs for sales of zinc at fixed price | Zinc forward
Fair value by strategy
Nominal | T	15,252	10,566
Fair value	$ (1,043)	$ (858)
Hedging programs for inflation risk
Fair value by strategy
Fair value	$ 69
Hedging programs for inflation risk | Three-month LIBOR vs. Brazilian interbank interest rate swap
Fair value by strategy
Nominal	90,000
Fair value	$ (1,413)
Hedging programs for inflation risk | Brazilian inflation vs. Brazilian interbank interest rate swap
Fair value by strategy
Nominal | R$	226,880
Fair value	$ 1,482
Hedging programs for foreign exchange risk
Fair value by strategy
Fair value	$ (607)	$ (1,602)
Hedging programs for foreign exchange risk | Collar foreign exchange
Fair value by strategy
Nominal | R$	653,148	1,056,922
Fair value	$ (607)	$ (1,602)